VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 15.6%
Capricorn Metals Ltd. * † ‡ 20,000,873 $ 52,495,813
Emerald Resources NL * † ‡ 31,739,325 55,108,906
Evolution Mining Ltd. † ‡ 97,737,646 204,811,995
Genesis Minerals Ltd. * † ‡ 55,199,445 49,146,743
Gold Road Resources Ltd. † ‡ 57,371,687 59,162,901
Newcrest Mining Ltd. 34,244,468 541,629,835
Northern Star Resources
Ltd. † ‡ 61,270,328 408,400,508
OceanaGold Corp. (CAD) ‡ 37,632,193 74,039,670
Perseus Mining Ltd. † ‡ 73,033,812 76,548,085
Ramelius Resources Ltd. ‡ 58,850,010 53,802,116
Regis Resources Ltd. † ‡ 40,183,827 38,063,385
Silver Lake Resources Ltd. *
† ‡ 49,728,123 26,729,123
West African Resources
Ltd. * ‡ 54,588,905 26,784,844
1,666,723,924
Brazil : 6.1%
Wheaton Precious Metals
Corp. (USD) † 15,973,268 647,716,017
Underline
Burkina Faso : 0.5%
IAMGOLD Corp. (USD) * † ‡ 25,594,355 55,027,863
Underline
Canada : 42.3%
Agnico Eagle Mines Ltd.
(USD) † 17,433,517 792,353,348
Alamos Gold, Inc. (USD) ‡ 21,070,558 237,886,600
Aya Gold & Silver, Inc. * † ‡ 6,366,316 34,327,251
B2Gold Corp. (USD) † ‡ 68,938,454 199,232,132
Barrick Gold Corp. (USD) 61,903,843 900,700,916
Dundee Precious Metals,
Inc. ‡ 9,844,650 61,164,985
Endeavour Silver Corp.
(USD) * † ‡ 10,187,996 24,756,830
Equinox Gold Corp. (USD) *
† ‡ 16,648,732 70,424,136
First Majestic Silver Corp.
(USD) † ‡ 15,264,488 78,306,823
Fortuna Silver Mines, Inc.
(USD) * † ‡ 15,476,580 42,096,298
Franco-Nevada Corp. (USD) 6,772,538 904,066,098
K92 Mining, Inc. * † ‡ 12,440,879 53,094,580
Kinross Gold Corp. (USD) ‡ 65,307,921 297,804,120
MAG Silver Corp. (USD) * † ‡ 5,476,533 56,791,647
New Gold, Inc. (USD) * ‡ 36,415,192 33,141,466
Osisko Gold Royalties Ltd.
(USD) † ‡ 9,848,481 115,719,652
Pan American Silver Corp.
(USD) † ‡ 19,388,030 280,738,674
Sandstorm Gold Ltd. (USD) †
‡ 15,755,144 73,418,971
SilverCrest Metals, Inc.
(USD) * † ‡ 7,832,629 34,541,894
SSR Mining, Inc. (USD) † ‡ 10,845,825 144,141,014
Torex Gold Resources, Inc. *
‡ 4,569,096 47,752,460
Number
of Shares Value
Canada (continued)
Wesdome Gold Mines Ltd. *
† ‡ 7,924,226 $ 41,555,298
4,524,015,193
China : 6.1%
Zhaojin Mining Industry Co.
Ltd. (HKD) † ‡ 138,828,000 191,361,525
Zijin Mining Group Co. Ltd.
(HKD) ‡ 305,252,000 462,708,066
654,069,591
Egypt : 0.6%
Centamin Plc (GBP) ‡ 61,628,240 62,644,918
Underline
Kyrgyzstan : 0.5%
Centerra Gold, Inc. (CAD) ‡ 11,548,522 56,717,593
Underline
Peru : 1.1%
Cia de Minas Buenaventura
SAA (ADR) ‡ 13,497,576 114,999,348
Underline
South Africa : 5.7%
DRDGOLD Ltd. (ADR) † ‡ 4,599,587 38,176,572
Gold Fields Ltd. (ADR) † 41,264,408 448,131,471
Harmony Gold Mining Co.
Ltd. (ADR) † ‡ 32,881,206 123,633,335
609,941,378
Tanzania : 3.3%
Anglogold Ashanti Plc
(USD) † ‡ 22,326,355 352,756,409
Underline
Turkey : 0.9%
Eldorado Gold Corp. (USD) *
† ‡ 10,791,586 96,153,031
Underline
United Kingdom : 2.4%
Endeavour Mining Plc
(CAD) † ‡ 13,128,467 258,490,970
Underline
United States : 14.8%
Coeur Mining, Inc. * † ‡ 18,788,223 41,709,855
Hecla Mining Co. ‡ 32,842,254 128,413,213
Newmont Corp. 28,024,973 1,035,522,752
Royal Gold, Inc. ‡ 3,494,589 371,579,649
1,577,225,469
Total Common Stocks
(Cost: $12,291,295,079) 10,676,481,704
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.8%
Money Market Fund: 0.8%
(Cost: $90,277,359)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 90,277,359 90,277,359
Total Investments: 100.7%
(Cost: $12,381,572,438) 10,766,759,063
Liabilities in excess of other assets: (0.7)% (80,141,898)
NET ASSETS: 100.0% $ 10,686,617,165

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $188,744,885.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Gold 93.8% $ 9,996,509,073
Silver 5.9 645,430,737
Precious Metals & Minerals 0.3 34,541,894
100.0% $ 10,676,481,704

Transactions in securities of affiliates for the period ended September 30, 2023 were as follows:
Value
12/31/2022 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2023
Dividend
Income
Alamos Gold, Inc. $205,708,403 $68,717,868 $(61,831,844) $25,756,654 $(464,481) $237,886,600 $1,582,918
AngloGold Ashanti
Ltd. 421,250,192 128,016,893 (561,889,059) 31,552,774 (18,930,800) – 4,654,974
Aya Gold & Silver,
Inc. 36,219,878 14,402,778 (8,177,058) 188,518 (8,306,865) 34,327,251 –
B2Gold Corp. 198,829,515 97,139,939 (47,908,372) 6,953,835 (55,782,785) 199,232,132 7,412,888
Capricorn Metals
Ltd. 60,639,778 17,155,035 (14,910,444) 2,804,538 (13,193,094) 52,495,813 –
Centamin Plc 81,495,953 21,680,989 (19,178,215) (379,419) (20,974,390) 62,644,918 2,873,963
Centerra Gold, Inc. 59,014,494 20,312,753 (19,188,634) 1,022,916 (4,443,936) 56,717,593 1,820,281
Cia de Minas
Buenaventura
SAA 97,965,488 31,256,242 (26,693,517) (3,334,292) 15,805,427 114,999,348 1,063,546
Coeur Mining, Inc. 48,923,959 23,657,902 (11,244,707) 485,514 (20,112,813) 41,709,855 –
DRDGOLD Ltd. 33,159,785 11,558,237 (11,825,597) 2,458,279 2,825,868 38,176,572 1,999,972
Dundee Precious
Metals, Inc. 47,434,105 18,958,378 (18,691,795) 5,233,036 8,231,261 61,164,985 1,229,288
Eldorado Gold
Corp. 80,041,390 37,114,721 (25,179,501) 3,102,802 1,073,619 96,153,031 –
Emerald Resources
NL – 49,744,966 (2,814,625) 128,915 8,049,650 55,108,906 –
Endeavour Mining
Plc 272,623,252 85,557,621 (80,578,632) 14,126,705 (33,237,976) 258,490,970 10,683,088
Endeavour Silver
Corp. 31,843,407 9,672,305 (8,133,735) (808,031) (7,817,116) 24,756,830 –
Equinox Gold Corp. 51,858,919 22,072,442 (17,853,908) (130,837) 14,477,520 70,424,136 –
Evolution Mining
Ltd. 193,675,761 55,412,721 (55,786,703) 7,223,294 4,286,922 204,811,995 2,569,894
First Majestic Silver
Corp. 113,580,650 33,282,491 (20,195,457) (2,184,982) (46,175,878) 78,306,824 234,246
Fortuna Silver
Mines, Inc. 56,398,523 15,244,057 (13,347,427) 101,491 (16,300,346) 42,096,298 –
Genesis Minerals
Ltd. – 59,477,758 (1,075,810) (147,882) (9,107,323) 49,146,743 –
Gold Fields Ltd. 478,159,484 218,449,842 (323,765,502) 109,561,518 (34,273,871) –(a) 17,340,162
Gold Road
Resources Ltd. 64,292,600 17,487,582 (16,530,510) 2,878,722 (8,965,493) 59,162,901 639,132
Harmony Gold
Mining Co. Ltd. 108,915,631 36,094,745 (34,677,248) 4,776,771 8,523,436 123,633,335 –
Hecla Mining Co. 174,714,054 52,300,269 (43,722,391) 8,709,360 (63,588,079) 128,413,213 618,948
IAMGOLD Corp. 64,050,910 18,696,243 (17,375,730) 786,118 (11,129,678) 55,027,863 –
K92 Mining, Inc. 68,361,763 19,632,986 (15,633,466) (2,149,237) (17,117,466) 53,094,580 –
Kinross Gold Corp. 266,228,145 83,053,623 (86,617,878) 2,625,793 32,514,437 297,804,120 6,017,968
MAG Silver Corp. – 71,077,237 (3,386,122) (271,305) (10,628,163) 56,791,647 –
New Gold, Inc. 34,655,550 10,333,766 (10,135,868) 489,087 (2,201,069) 33,141,466 –
Northern Star
Resources Ltd. 447,846,466 130,364,056 (131,345,882) 24,417,937 (62,882,069) 408,400,508 10,561,194
OceanaGold Corp. 69,497,545 23,368,027 (19,915,507) 70,259 1,019,346 74,039,670 747,609
Osisko Gold
Royalties Ltd. 115,363,105 40,179,053 (36,209,509) 7,067,188 (10,680,185) 115,719,652 1,315,663
Pan American
Silver Corp. 178,290,511 228,261,173 (68,297,433) (9,185,491) (48,330,086) 280,738,674 5,196,049
Perseus Mining Ltd. 101,580,825 29,017,727 (24,697,322) 9,433,166 (38,786,311) 76,548,085 1,668,519
Ramelius
Resources Ltd. – 60,637,509 (2,778,906) 13,536 (4,070,023) 53,802,116 678,566
Regis Resources
Ltd. 54,855,943 14,173,290 (13,357,400) (1,601,189) (16,007,259) 38,063,385 –

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
Transactions in securities of affiliates for the period ended September 30, 2023 were as follows: (continued)
Value
12/31/2022 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2023
Dividend
Income
Royal Gold, Inc. 383,500,042 122,062,206 (108,872,817) 20,453,764 (45,563,547) 371,579,649 4,029,114
Sandstorm Gold
Ltd. 81,298,870 24,417,796 (21,523,045) (1,761,985) (9,012,665) 73,418,971 735,366
Silver Lake
Resources Ltd. 39,070,300 10,594,774 (9,266,816) (1,400,723) (12,268,412) 26,729,123 –
SilverCrest Metals,
Inc. 45,623,274 13,712,996 (11,612,653) (487,120) (12,694,603) 34,541,894 –
SSR Mining, Inc. 167,794,658 44,679,579 (41,790,743) 3,106,316 (29,648,796) 144,141,014 2,341,056
Torex Gold
Resources, Inc. 51,060,705 18,302,386 (16,424,271) 3,011,933 (8,198,292) 47,752,460 –
Wesdome Gold
Mines Ltd. 40,768,741 13,677,755 (10,631,022) (1,571,927) (688,249) 41,555,298 –
West African
Resources Ltd. 42,653,378 10,196,924 (8,651,096) (816,616) (16,597,746) 26,784,844 –
Yamana Gold, Inc. 276,431,736 58,355,514 (351,105,117) 61,096,866 (44,778,999) – –
Zhaojin Mining
Industry Co. Ltd. 149,510,918 50,895,231 (49,274,091) 12,871,874 27,357,593 191,361,525 827,660
Zijin Mining Group
Co. Ltd. 399,648,130 137,095,307 (125,414,935) 80,270,771 (28,891,207) 462,708,066 9,131,056
$5,994,836,736 $2,377,553,692 $(2,629,518,320) $426,549,214 $(667,684,992) $5,053,604,859 $97,973,120